TRADING PORTFOLIO FINANCIAL ASSETS (Details) - CLP ($) $ in Millions	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of financial assets [line items]
USE IN BALANCE SHEET	$ 415,061	[1]	$ 632,557	[1]	$ 17,765
Chilean Central Bank And Goverment securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET	1,705		8,349
Chilean Central Bank And Goverment securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET	2,258
Chilean Central Bank And Goverment securities [Member] | Other Chilean Central Bank and Government securities [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET	3,163		17,855
Other National Institution Securities [Member] | Bonds [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET	5		786
Other National Institution Securities [Member] | Note [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET
Other National Institution Securities [Member] | Other securities [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET			12,608
Foreign Institution Securities [Member] | Bonds [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET	381,262		547,499
Foreign Institution Securities [Member] | Note [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET	8,147
Foreign Institution Securities [Member] | Other foreign Securities [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET			11,727
Mutual Funds Investments [Member] | Funds managed by related subsidiaries [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET	18,521		33,733
Mutual Funds Investments [Member] | Funds managed by third parties [Member]
Disclosure of financial assets [line items]
USE IN BALANCE SHEET

[1]	This total includes as of December 31, 2016 MCh$29,472 (MCh$11,354 as of December 31, 2015 and MCh$1,712 as of 1 January 1, 2015), included in Note 5 "Cash and cash equivalents," which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.